Bank Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Bank premises and equipment
Cost	$ 69,375	$ 69,991
Accumulated Depreciation & Amortization	(34,910)	(35,764)
Net Carrying Value	34,465	34,227
Premises [Member]
Summary of Bank premises and equipment
Cost	48,064	48,691
Accumulated Depreciation & Amortization	(19,051)	(18,710)
Net Carrying Value	29,013	29,981
Furniture and equipment [Member]
Summary of Bank premises and equipment
Cost	21,311	21,300
Accumulated Depreciation & Amortization	(15,859)	(17,054)
Net Carrying Value	$ 5,452	$ 4,246